Total
MH Elite Small Cap Fund of Funds
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	MH Elite Small Cap Fund of Funds USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MH Elite Small Cap Fund of Funds
Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	none
Other Expenses	0.25%	[1]
Acquired Fund Fees and Expenses	0.68%	[2]
Total Annual Fund Operating Expenses	1.93%
[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .37%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
MH Elite Small Cap Fund of Funds | USD ($)	198	624	1,093	2,488

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.59% of the average value of its portfolio.

Principal Investment Strategies

MH Elite Small Cap Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 12 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of small and micro-capitalization companies. The Fund’s adviser currently considers small and micro-capitalization companies to be those with a market capitalization (a company’s stock price multiplied by the total number of shares outstanding) that falls within the range of the Russell 2000 index. The market capitalization of the Russell 2000 index as of December 31, 2019 ranged from $12.7 million to $8.3 billion with a weighted average market capitalization of $2.5 billion. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based small companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks. Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets;

Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may underperform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment;

Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MH Elite Small Cap Fund of Funds – Calendar Year Total Returns

During the 10-year period shown in the bar chart, the highest return for a quarter was 22.73% (quarter ending 6/30/2009) and the lowest return for a quarter was -21.86% (quarter ending 9/30/2011).
MH Elite Small Cap Fund of Funds - Average Annual Total Returns - Periods Ended December 31, 2019
Average Annual Total Returns - MH Elite Small Cap Fund of Funds	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	22.58%	5.92%	9.01%
MH Elite Small Cap Fund of Funds | After Taxes on Distributions	21.72%	4.76%	7.85%
MH Elite Small Cap Fund of Funds | After Taxes on Distributions and Sales	14.33%	4.66%	7.04%
Russell 2000 (reflects no deductions for fees, expenses or taxes)	25.53%	8.23%	11.83%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.